Expense Example - Columbia Mortgage Opportunities Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 400
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,520
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	2,093
Class Adv
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
Class Inst2
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	917
Class Inst
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
Class Inst3
Expense Example:
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	$ 857